Earnings Per Share (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Earnings Per Share, Basic and Diluted [Line Items]
Number of classes of common stock	2
Percentage amount of per share cash dividends paid to holders of Class B stock that cannot exceed paid to holders of Class A stock	90.00%
Class A [Member]
Earnings Per Share, Basic and Diluted [Line Items]
Undistributed earnings (losses), ratio used to calculate allocation to class of stock	1
Class B [Member]
Earnings Per Share, Basic and Diluted [Line Items]
Undistributed earnings (losses), ratio used to calculate allocation to class of stock	0.9
Stock-based compensation [Member]
Earnings Per Share, Basic and Diluted [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	4	4